Cash and cash equivalents	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents [abstract]
Cash and cash equivalents

23. Cash and cash equivalents

The consolidated statement of financial position and the consolidated statement of cash flows include the following items in “cash and cash equivalents”:

	2023	2022
Short-term deposits	170,000	13,894
Cash at bank and on hand	79,299	68,750
Total	249,299	82,644

Short-term deposits are time deposits and structured deposits, with maturities of 1 to 3 months. The expected change in value is assessed as insignificant since the amount received cannot be less than the amount deposited.